Share-Based Payment Plans (Tables)	12 Months Ended
Dec. 31, 2016
Share-based payment arrangements [Abstract]
Disclosure of range of exercise prices of outstanding share options
The total options outstanding and exercisable under these stock option plans at Dec. 31, 2017, are outlined below:

	Options outstanding
Range of exercise prices ($ per share)	Number of options at Dec. 31, 2017	Weighted average remaining contractual life (years)	Weighted average exercise price ($ per share)
5.00 - 8.00	1.9	5.6	6.46
22.00 - 30.00(1)	0.5	2.1	23.60
31.00 - 48.00(1)	0.5	0.1	34.35
5.00 - 48.00	2.9	4.0	14.26
 (1) Options currently exercisable

Disclosure of number and weighted average remaining contractual life of outstanding share options
The total options outstanding and exercisable under these stock option plans at Dec. 31, 2017, are outlined below:

	Options outstanding
Range of exercise prices ($ per share)	Number of options at Dec. 31, 2017	Weighted average remaining contractual life (years)	Weighted average exercise price ($ per share)
5.00 - 8.00	1.9	5.6	6.46
22.00 - 30.00(1)	0.5	2.1	23.60
31.00 - 48.00(1)	0.5	0.1	34.35
5.00 - 48.00	2.9	4.0	14.26
 (1) Options currently exercisable